UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Focused Growth & Income Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.3%

Consumer Discretionary - 19.5%

Auto Components - 0.8%
WABCO Holdings, Inc.	35,000	$1,533,000

Household Durables - 4.9%
DR Horton, Inc.	500,000	6,230,000
NVR, Inc. (a)	6,000	3,586,380

		9,816,380

Internet & Catalog Retail - 2.8%
Expedia, Inc. (a)	315,000	5,562,900

Media - 11.0%
CBS Corp.-Class B	185,000	2,993,300
The DIRECTV Group, Inc. (a)	100,000	2,821,000
DISH Network Corp.-Class A (a)	60,000	1,692,600
Liberty Media Corp. - Capital Series A (a)	215,000	3,493,750
Omnicom Group, Inc.	115,000	4,874,850
Time Warner, Inc.	356,200	5,830,994

		21,706,494

		38,618,774

Industrials - 17.4%

Aerospace & Defense - 13.8%
Honeywell International, Inc.	125,000	6,271,250
L-3 Communications Holdings, Inc.-Class 3	75,000	7,795,500
Lockheed Martin Corp.	30,000	3,493,200
Raytheon Co.	125,000	7,498,750
United Technologies Corp.	35,000	2,295,650

		27,354,350

Airlines - 0.7%
Continental Airlines, Inc.-Class B (a)	85,000	1,381,250

Commercial Services & Supplies - 0.8%
RR Donnelley & Sons Co.	55,000	1,533,400

Electrical Equipment - 0.8%
Emerson Electric Co.	35,000	1,638,000

Trading Companies & Distributors - 1.3%
WESCO International, Inc. (a)	64,400	2,475,536

		34,382,536

Information Technology - 13.5%

Electronic Equipment & Instruments - 2.7%
Tyco Electronics Ltd.	165,000	5,430,150

IT Services - 3.7%
Accenture Ltd.-Class A	175,000	7,238,000

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	100,000	2,796,000
Integrated Device Technology, Inc. (a)	100,000	1,059,000
Intersil Corp.-Class A	24,800	581,064

		4,436,064

Software - 4.9%
Activision Blizzard, Inc. (a)	125,000	4,102,500
Symantec Corp. (a)	250,000	5,577,500

		9,680,000

		26,784,214

Financials - 12.7%

Capital Markets - 0.5%
Ameriprise Financial, Inc.	20,200	907,990

Insurance - 12.2%
ACE Ltd.	165,000	8,680,650
Allied World Assurance Co. Holdings Ltd.	85,000	3,282,700
Arch Capital Group Ltd. (a)	80,000	5,580,800
Axis Capital Holdings Ltd.	200,000	6,686,000

		24,230,150

		25,138,140

Energy - 10.5%

Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	25,000	1,543,250
Apache Corp.	30,000	3,431,400
ConocoPhillips	40,000	3,300,400
Marathon Oil Corp.	75,000	3,380,250
Occidental Petroleum Corp.	60,000	4,761,600
Total SA (Sponsored) (ADR)	60,000	4,312,800

		20,729,700

Health Care - 8.2%

Pharmaceuticals - 8.2%
Eli Lilly & Co.	75,000	3,498,750
Endo Pharmaceuticals Holdings, Inc. (a)	65,000	1,476,800
Novartis AG (ADR)	65,000	3,616,600
Schering-Plough Corp.	225,000	4,365,000
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	35,000	1,656,900
Wyeth	40,000	1,731,200

		16,345,250

Consumer Staples - 6.0%

Food & Staples Retailing - 1.7%
Safeway, Inc.	125,000	3,292,500

Tobacco - 4.3%
Altria Group, Inc.	80,000	1,682,400
Lorillard, Inc.	50,000	3,612,000
Philip Morris International, Inc.	60,000	3,222,000

		8,516,400

		11,808,900

Materials - 4.1%

Chemicals - 1.6%
Eastman Chemical Co.	54,200	3,269,344

Metals & Mining - 2.5%
AK Steel Holding Corp.	25,000	1,315,250
Freeport-McMoRan Copper & Gold, Inc.-Class B	40,000	3,572,800

		4,888,050

		8,157,394

Telecommunication Services - 2.4%

Diversified Telecommunication Services - 2.4%
CenturyTel, Inc.	85,000	3,283,550
Qwest Communications International, Inc.	400,000	1,512,000

		4,795,550

Total Common Stocks (cost $184,989,612)		186,760,458

SHORT-TERM INVESTMENTS - 6.4%

Investment Companies - 6.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio (b) (cost $12,705,323)	12,705,323	12,705,323

Total Investments - 100.7%
(cost $197,694,935)		199,465,781
Other assets less liabilities - (0.7)%		(1,355,154

Net Assets - 100.0%		$198,110,627

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.
Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR                -                American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$199,465,781	$0
Level 2	0	0
Level 3	0	0

Total	$199,465,781	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0

Balance as of 8/31/08	$0	$0

Net change in unrealized appreciation/depreciation from Investments still held as of 8/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 8/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: October 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: October 24, 2008